Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	PERIMETER SOLUTIONS, SA
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth	true
Entity Ex Transition Period	false
Entity Central Index Key	0001880319
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the registration statement on Form S-1 (File No. 333-260798), originally declared effective by the SEC on November 12, 2021 (the “Registration Statement”) is being filed to include information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2021. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.